Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 6,388	$ 7,336
Additions based on tax positions related to the current year	1,582	754
Additions based on tax positions related to prior years	347	7
Settlements with tax authorities	(339)	(930)
Expiration of statute of limitations	(603)	(779)
Balance at end of year	$ 7,375	$ 6,388